UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices:	1345 Avenue of the Americas
New York, New York 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2010

Date of Reporting Period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

Shares
(000)		Value*

COMMON STOCK—71.7%
	Aerospace & Defense—2.2%
700	Boeing Co. (a)	$33,460,000
	Automobiles—0.6%
1,278	Ford Motor Co. (b)	8,947,827
	Beverages—0.6%
186	Coca-Cola Co.	9,899,454
	Commercial Services & Supplies—1.6%
400	RR Donnelley & Sons Co. (a)	8,032,000
573	Waste Management, Inc.	17,109,288
		25,141,288
	Communications Equipment—1.5%
570	Harris Corp.	23,780,400
	Diversified Financial Services—0.9%
336	JP Morgan Chase & Co. (a)	14,034,177
	Diversified Telecommunication Services—5.5%
500	AT&T, Inc. (a)	12,835,000
287	CenturyTel, Inc.	9,325,401
500	Verizon Communications, Inc. (a)	14,795,000
5,000	Windstream Corp. (a)	48,200,000
		85,155,401
	Electric Utilities—1.2%
204	Edison International (a)	6,491,280
152	Entergy Corp.	11,642,567
		18,133,847
	Energy Equipment & Services—5.1%
500	Diamond Offshore Drilling, Inc. (a)	47,625,000
1,050	Halliburton Co.	30,670,500
		78,295,500
	Food & Drug Retailing—1.4%
1,400	SUPERVALU, Inc.	22,218,000
	Food Products—1.1%
633	Kraft Foods, Inc. —Cl. A	17,431,168
	Health Care Equipment & Supplies—0.5%
200	Medtronic, Inc. (a)	7,140,000
	Household Durables—2.8%
400	Black & Decker Corp. (a)	18,888,000
350	Whirlpool Corp.	25,056,500
		43,944,500
	Household Products—1.4%
350	Kimberly-Clark Corp.	21,406,000
	Industrial Conglomerates—2.7%
300	3M Co.	22,071,000
1,439	General Electric Co. (a)	20,518,956
		42,589,956
	Insurance—5.5%
700	Allstate Corp. (a)	20,699,000
1,303	Lincoln National Corp. (a)	31,040,958
280	MetLife, Inc.	9,527,073
490	Travelers Cos, Inc.	24,397,100
19	XL Capital Ltd. —Cl. A	315,564
		85,979,695
	Leisure Equipment & Products—1.7%
1,400	Mattel, Inc. (a)	26,502,000
	Machinery—1.4%
400	Caterpillar, Inc. (a)	22,024,000
	Media—1.1%
1,501	CBS Corp. —Cl. B	17,662,062
	Multi-Utilities—1.3%
800	Ameren Corp. (a)	19,472,000
	Office Electronics—1.0%
2,125	Xerox Corp.	15,980,000
	Oil, Gas & Consumable Fuels—12.4%
300	Chevron Corp. (a)	22,962,000
525	ConocoPhillips (a)	26,344,500
535	EnCana Corp. (a)	29,639,189
900	Marathon Oil Corp. (a)	28,773,000
550	Royal Dutch Shell PLC —Cl. A - ADR	32,675,500
500	Total SA - ADR	30,035,000
1,200	Valero Energy Corp. (a)	21,720,000
		192,149,189
	Pharmaceuticals—6.4%
1,180	GlaxoSmithKline PLC - ADR (a)	48,572,916
169	Johnson & Johnson	9,956,893
2,500	Pfizer, Inc. (a)	42,575,000
		101,104,809

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

Shares
(000)		Value*

	Real Estate Investment Trusts (REIT)—1.3%
1,200	Annaly Capital Management, Inc.	$20,292,000
	Road & Rail—0.3%
100	Norfolk Southern Corp.	4,662,000
	Software—1.4%
800	Microsoft Corp. (a)	22,184,000
	Specialty Retail—1.8%
1,104	Home Depot, Inc. (a)	27,704,378
	Textiles, Apparel & Luxury Goods—0.9%
200	VF Corp. (a)	14,208,000
	Thrifts & Mortgage Finance—3.2%
2,000	Hudson City Bancorp, Inc. (a)	26,280,000
2,200	New York Community Bancorp, Inc. (a)	23,738,000
		50,018,000
	Tobacco—2.9%
1,300	Altria Group, Inc. (a)	23,543,000
450	Reynolds American, Inc. (a)	21,816,000
		45,359,000
	Total Common Stock (cost- $1,437,459,965)	1,116,878,651

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 13.9%
	Auto Components—0.4%
$5,000	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	$6,050,000
	Automobiles—0.2%
2,500	Ford Motor Co., 4.25%, 12/15/36	Caa2/CCC-	2,465,625
	Biotechnology—0.1%
1,500	United Therapeutics Corp., 0.50%, 10/15/11	NR/NR	1,843,125
	Commercial Services & Supplies—0.5%
7,000	Covanta Holding Corp., 3.25%, 6/1/14 (e) (f)	Ba3/B	7,875,000
	Communications Equipment—0.2%
6,585	Nortel Networks Corp., 2.125%, 4/15/14 (c)	WR/NR	3,679,369
	Computers & Peripherals—0.9%
4,000	EMC Corp., 1.75%, 12/1/13	NR/A-	4,820,000
8,500	Maxtor Corp., 2.375%, 8/15/12	NR/B	8,744,375
			13,564,375
	Construction & Engineering—0.6%
7,930	Quanta Services, Inc., 3.75%, 4/30/26	NR/NR	8,832,037
	Diversified Consumer Services—0.1%
2,000	Coinstar, Inc., 4.00%, 9/1/14	NR/BB	2,122,500
	Diversified Telecommunication Services—0.3%
5,495	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	5,220,250
	Electrical Equipment—1.8%
9,780	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	8,850,900
7,510	General Cable Corp., 0.875%, 11/15/13	B1/B+	6,749,613
14,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,412,500
1,000	SunPower Corp., 4.75%, 4/15/14	NR/NR	1,163,750
			27,176,763
	Energy Equipment & Services—0.5%
500	Cameron International Corp., 2.50%, 6/15/26	Baa1/BBB+	626,875
8,480	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	7,449,680
			8,076,555
	Health Care Equipment & Supplies—0.2%
1,000	China Medical Technologies, Inc., 4.00%, 8/15/13, Ser. CMT	NR/NR	733,750
3,000	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	3,210,000
			3,943,750
	Hotels Restaurants & Leisure—0.5%
5,495	International Game Technology, 3.25%, 5/1/14 (e) (f)	Baa2/BBB	6,497,838
1,000	Wyndham Worldwide Corp., 3.50%, 5/1/12	Ba2/BBB-	1,480,000
			7,977,838
	Household Durables—0.1%
1,000	Newell Rubbermaid, Inc., 5.50%, 3/15/14	NR/BBB-	1,858,750
	Industrial Conglomerates—0.2%
2,000	Textron, Inc., 4.50%, 5/1/13	NR/BBB-	3,115,000
	Internet Software & Services—0.5%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,294,500
2,950	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,518,563
			6,813,063
	IT Services—0.9%
	Alliance Data Systems Corp.,
2,000	4.75%, 5/15/14 (e) (f)	NR/NR	2,755,000
8,020	1.75%, 8/1/13	NR/NR	7,619,000
2,540	DST Systems, Inc., 4.125%, 8/15/23 (d)	NR/NR	2,660,650
			13,034,650
	Lodging—0.1%
1,402	Mandalay Resort Group, 1.042%, 3/21/33, FRN (c) (g) (h)	Caa2/CCC+	1,513,970
	Machinery—0.4%
6,035	AGCO Corp., 1.25%, 12/15/36	NR/BB	5,695,531
	Media—0.2%
3,765	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	3,727,350
	Metals & Mining—0.5%
2,000	Alcoa, Inc., 5.25%, 3/15/14	Baa3/NR	4,195,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$2,500	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	$2,715,625
			6,910,625
	Oil, Gas & Consumable Fuels—0.8%
3,500	Chesapeake Energy Corp., 2.50%, 5/15/37	Ba3/BB	3,101,875
9,675	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	8,961,469
			12,063,344
	Pharmaceuticals—0.8%
5,500	Biovail Corp., 5.375%, 8/1/14 (e) (f)	NR/NR	6,318,125
4,500	Mylan, Inc., 3.75%, 9/15/15 (e) (f)	NR/BB-	6,339,375
			12,657,500
	Real Estate Investment Trusts (REIT)—1.1%
2,950	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,946,312
45	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	40,500
5,800	Digital Realty Trust LP, 4.125%, 8/15/26 (e) (f)	NR/NR	8,402,750
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,550,000
			16,939,562
	Road & Rail—0.1%
1,500	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/CCC+	2,049,375
	Semiconductors & Semiconductor Equipment—0.9%
11,785	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	9,987,787
3,000	Teradyne, Inc., 4.50%, 3/15/14	NR/NR	5,160,000
			15,147,787
	Software—1.0%
7,500	Lawson Software, Inc., 2.50%, 4/15/12	NR/NR	7,293,750
8,200	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	8,323,000
			15,616,750
	Total Convertible Bonds & Notes (cost-$212,954,907)		215,970,444

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

CONVERTIBLE PREFERRED STOCK— 12.1%
Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

	Capital Markets—0.2%
	Lehman Brothers Holdings, Inc. (c) (g) (i),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	$2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,331,778
			3,360,266
	Chemicals—0.6%
270	Celanese Corp., 4.25%, 12/31/49	NR/NR	9,490,500
	Commercial Banks—0.9%
58	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	6,577,325
10	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	8,636,750
			15,214,075
	Commercial Services & Supplies—0.3%
1	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	41,525
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	4,582,987
			4,624,512
	Consumer Finance—0.6%
16	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	8,669,700
	Diversified Financial Services—2.5%
15	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	12,811,302
	Credit Suisse Securities USA LLC,
367	10.00%, 9/1/10	Aa2/A-	8,017,421
239	10.00%, 9/9/10	Aa2/A-	7,402,362
	Vale Capital Ltd. (i),
21	5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce)	NR/NR	1,042,313
175	5.50%, 6/15/10, Ser. RIO-P (Compania Vale ADS)	NR/NR	9,191,000
			38,464,398
	Electric—0.7%
244	AES Trust III, 6.75%, 10/15/29	B3/B	10,398,660
	Food Products—0.7%
38	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	1,612,102
	Bunge Ltd.,
4	5.125%, 12/1/10	NR/BB	2,325,000
96	4.875%, 12/31/49	Ba1/BB	7,852,525
			11,789,627
	Household Durables—0.8%
16	Stanley Works, 5.125%, 5/17/12, FRN (h)	A3/BBB+	12,778,225

	Housewares—0.2%
73	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	2,587,950
	Insurance—0.6%
5	Assured Guaranty Ltd., 8.50%, 6/1/14	NR/NR	359,875
347	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	8,887,725
			9,247,600
	Media—0.0%
1	Interpublic Group of Cos, 5.25%, 12/31/49	NR/CCC+	523,047
	Metals & Mining—0.6%
82	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	8,755,275
	Oil, Gas & Consumable Fuels—0.9%
45	ATP Oil & Gas Corp., 8.00%, 12/30/49 (b) (f)	NR/NR	4,631,094
85	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	7,093,325
6	Whiting Petroleum Corp., 6.25%, 12/31/49	NR/B	987,471
			12,711,890

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

Pharmaceuticals—0.6%
39	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	$9,300,187
Real Estate Investment Trusts (REIT)—1.1%
177	Alexandria Real Estate Equities, Inc., 7.00%, 12/30/49	NR/NR	3,509,480
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	7,048,080
131	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	7,729,000
18,286,560
Wireless Telecommunication Services—0.8%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	12,960,054
	Total Convertible Preferred Stock (cost-$229,425,680)		189,162,526

SHORT-TERM INVESTMENTS—1.9%
Principal
Amount
(000)
Time Deposit—1.9%
$10,720	BNP Paribas-Grand Cayman, 0.03%, 11/2/09		10,720,422
18,436	Societe Generale-Grand Cayman, 0.03%, 11/2/09		18,435,754
	Total Short Term Investments (cost-$29,156,176)		29,156,176

Total Investments, before call options written (cost-
	$1,908,996,728—99.6%)		1,551,167,797

CALL OPTIONS WRITTEN (b)— (0.4)%
Contracts
American Stock Exchange Morgan Stanley Cyclical Index,
400	strike price $790, expires 11/21/09		(238,000)
400	strike price $830, expires 12/19/09		(140,000)
American Stock Exchange Oil Flex Index,
400	strike price $1085, expires 11/13/09		(391,440)
300	strike price $1100, expires 12/4/09		(553,950)
American Stock Exchange Oil Index,
300	strike price $1070, expires 11/21/09		(657,000)
400	strike price $1090, expires 11/21/09		(590,000)
300	strike price $1120, expires 12/19/09		(565,500)
300	strike price $1150, expires 12/19/09		(354,000)
300	strike price $1160, expires 12/19/09		(300,000)
Morgan Stanley Cyclical Flex Index,
400	strike price $780, expires 12/17/09		(460,000)
400	strike price $810, expires 11/6/09		–
400	strike price $810, expires 12/4/09		(111,560)
400	strike price $835, expires 12/11/09		(96,760)
Philadelphia Stock Exchange KBW Bank Flex Index,
7,000	strike price $51, expires 11/6/09		–
Philadelphia Stock Exchange KBW Bank Index,
3,000	strike price $50, expires 11/21/09		(45,000)
5,000	strike price $52.5, expires 11/21/09		(75,000)
Standard & Poor's 500 Flex Index,
400	strike price $1090, expires 11/13/09		(103,920)
300	strike price $1100, expires 12/4/09		(223,110)
300	strike price $1115, expires 12/11/09		(178,950)
Standard & Poor's 500 Index,
400	strike price $1070, expires 11/21/09		(408,000)
300	strike price $1080, expires 11/21/09		(219,000)
300	strike price $1080, expires 12/19/09		(519,000)
400	strike price $1085, expires 11/6/09		(186,064)
300	strike price $1085, expires 11/21/09		(183,000)
300	strike price $1110, expires 12/19/09		(267,000)
	Total Call Options Written (premiums received-$18,206,539)		(6,866,254)
Total Investments, net of call options written
(cost-$1,890,790,189)—99.2%	1,544,301,543
Other assets less other liabilities—0.8%	12,919,283
Net Assets—100.0%	$1,557,220,826

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.
Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.
The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	In default.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $38,188,088, representing 2.45% of net assets.
(f)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Fair-valued—Securities with an aggregate value of $4,874,236 representing 0.31% of net assets.
(h)	Variable rate. Interest rate disclosed reflects the rate in effect on October 31, 2009.
(i)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
ADR-American Depositary Receipt
FRN-Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2009.
NR-Not Rated
REIT-Real Estate Investment Trust
WR-Withdrawn rating

Other Investments:

Transactions in call options written for the nine months ended October 31, 2009:
	Contracts	Premiums
Options outstanding, January 31, 2009	28,100	$16,215,450
Options written	175,950	87,102,077
Options terminated in closing purchase transactions	(77,099)	(46,608,119)
Options expired	(104,250)	(38,502,833)
Options exercised	(1)	(36)
Options outstanding, October 31, 2009	22,700	$18,206,539

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

  Level 1 — quoted prices in active markets for identical investments that the portfolio has the ability to access
  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
  Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique method.

The valuation techniques used by the Fund to measure fair value during the nine month period ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized a multi-dimensional relational pricing models.

A summary of the inputs used at October 31, 2009 in valuing the Fund's assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Observable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09
Investments in Securities - Assets
Common Stock	$1,116,878,651	–	–	$1,116,878,651
Convertible Bonds & Notes:
Lodging	–	–	$1,513,970	1,513,970
All Other	–	$214,456,474	–	214,456,474
Convertible Preferred Stock:
Capital Markets	–	–	3,360,266	3,360,266
All Other	170,022,602	15,779,658	–	185,802,260
Short-Term Instruments	–	29,156,176	–	29,156,176
Total Investments in Securities - Assets	$1,286,901,253	$259,392,308	$4,874,236	$1,551,167,797
Investments in Securities - Liabilities
Call Options Written	$(5,020,500)	$(1,845,754)	–	$(6,866,254)
Total Investments in Securities	$1,281,880,753	$257,546,554	$4,874,236	$1,544,301,543

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2009, were as follows:

				Total	Total Change
	Beginning	Net Purchases	Accrued	Realized	in Unrealized	Transfers in	Ending
	Balance	(Sales) and	Discounts	Gain	Appreciation	and/or out	Balance
	1/31/09	Settlements	(Premiums)	(Loss)	(Depreciation)	of Level 3	10/31/09
Investments in Securities - Assets
Convertible Bonds & Notes: Lodging	$1,513,970	–	–	–	–	–	$1,513,970
Convertible Preferred Stock: Capital Markets	21,508,497	$(24,948,141)	–	–	$6,799,910	–	3,360,266
Total Investments in Securities - Assets	$23,022,467	$(24,948,141)	–	–	$6,799,910	–	$4,874,236

There was no change in unrealized appreciation/depreciation of Level 3 securities for the nine month period ended October 31, 2009.

Item 2. Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By: By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009